Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	UNIVEST FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	PA
Entity File Number	0-7617
Entity Tax Identification Number	23-1886144
Entity Address, Address Line One	14 North Main Street
Entity Address, City or Town	Souderton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18964
City Area Code	215
Local Phone Number	721-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	UVSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000102212
Amendment Flag	false